Schedule of Long-Term Debt (Detail) Share data in Millions, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 3 1/2% Convertible Senior Notes	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Senior Notes 4 7/8% Senior Notes USD ($)	Dec. 31, 2013 Senior Notes 4 7/8% Senior Notes USD ($)	Dec. 31, 2014 Senior Notes Floating Rate Senior Notes Due December 2017 USD ($)	Dec. 31, 2013 Senior Notes Floating Rate Senior Notes Due December 2017 USD ($)	Dec. 31, 2014 Senior Notes 9 5/8% Senior Notes	Dec. 31, 2013 Senior Notes 9 5/8% Senior Notes	Jun. 30, 2014 Senior Notes 8 1/4% Senior Notes USD ($)	Dec. 31, 2014 Senior Notes 8 1/4% Senior Notes USD ($)	Dec. 31, 2013 Senior Notes 8 1/4% Senior Notes USD ($)	Dec. 31, 2014 Senior Notes Five and One over Eight Senior Notes [Member] USD ($)	Jun. 30, 2014 Senior Notes Five and One over Eight Senior Notes [Member] USD ($)	Dec. 31, 2013 Senior Notes Five and One over Eight Senior Notes [Member] USD ($)	Dec. 31, 2013 Senior Notes Floating Rate Notes [Member] USD ($)	Jun. 30, 2013 Senior Notes Floating Rate Notes [Member] USD ($)	Dec. 31, 2014 Senior Notes 9 3/4% Senior Notes USD ($)	Dec. 31, 2011 Senior Notes 9 3/4% Senior Notes USD ($)	Dec. 31, 2013 Senior Notes 9 3/4% Senior Notes USD ($)	Dec. 31, 2014 Senior Notes 6% Euro-Denominated Senior Notes USD ($)	Jun. 30, 2014 Senior Notes 6% Euro-Denominated Senior Notes EUR (€)	Mar. 31, 2014 Senior Notes 6% Euro-Denominated Senior Notes EUR (€)	Dec. 31, 2013 Senior Notes 6% Euro-Denominated Senior Notes USD ($)	Dec. 31, 2014 Senior Notes 5 1/2% Senior Notes USD ($)	Dec. 31, 2013 Senior Notes 5 1/2% Senior Notes USD ($)	Dec. 31, 2014 Convertible Notes 3 1/2% Convertible Senior Notes USD ($)	Dec. 31, 2013 Convertible Notes 3 1/2% Convertible Senior Notes USD ($)	Dec. 31, 2014 Loans Floating Rate Term Loan Due March 2019 USD ($)	Dec. 31, 2013 Loans Floating Rate Term Loan Due March 2019 USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Senior Notes Floating Rate Senior Notes Due December 2017	Dec. 31, 2014 Interest Rate Swap [Member] Loans Floating Rate Term Loan Due March 2019 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,800,000,000	$ 1,650,000,000
Debt Instrument, Face Amount																400,000,000								200,000,000	250,000,000		175,000,000				1,000,000,000
Debt Instrument, Unamortized Premium																							1.0675
Debt Instrument, Basis Spread on Variable Rate				7500.00%				2.75%																							2.25%
Repayments of senior notes																		420,000,000	75,000,000
Derivative, Amount of Hedged Item																																		600,000,000
Derivative, Fixed Interest Rate																																	3.58%	3.96%
Uncommitted credit facilities	9,000,000	4,000,000
Debt Instrument, Repurchased Face Amount												292,000,000	292,000,000																	62,000,000
Debt instrument interest percentage						4.875%	4.875%			5.625%	5.625%		8.25%	8.25%	5.125%					9.75%		9.75%	6.00%			6.00%	5.50%	5.50%	3.50%	3.50%
Maturity Dates						November 2017		December 2017					January 2019		June 2022					March 2020			March 2021				April 2023		October 2014		March 2019
Long-term Debt, Gross						300,000,000	300,000,000	248,000,000	247,000,000				0	691,000,000	400,000,000		0			223,000,000		223,000,000	561,000,000			344,000,000	674,000,000	500,000,000	0	66,000,000	980,000,000	989,000,000
Long-term debt	3,386,000,000	3,360,000,000
Other	34,000,000	34,000,000
Total	3,420,000,000	3,394,000,000
Less: Short-term debt and current portion of long-term debt	28,000,000	89,000,000
Long-term debt	3,392,000,000	3,305,000,000
Proceeds from Issuance of Debt																					250,000,000		295,000,000									300,000,000
Percentage Of Margin Aggregate Interest Rate								2.98%															4.85%								3.00%
Debt Instrument, Repurchase Amount												395,000,000	395,000,000																	115,000,000
Repayments of Debt												421,000,000	316,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	4.0		4.0
Debt Instrument, Unamortized Discount																											$ 0.99625